RELATED PARTY TRANSACTIONS (Transactions between related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Revenue from sale of goods and services, related party transactions	$ 449,665	$ 593,729	$ 917,218
Purchases of goods and services, related party transactions	516,481	658,343	634,912
Finance income (expense) with related parties	5,698	8,533	9,330
Dividends received	6,299	3,111	8,837
Other income (expense), related party transactions	1,807	1,915	1,504
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	182,075	102,349
Non-consolidated parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	432,511	515,123	774,526
Revenue from rendering of services, related party transactions	173	171	176
Purchases of goods, related party transactions	347,638	408,309	483,182
Services received, related party transactions	9,421	14,563	10,266
Finance income (expense) with related parties	7,182	9,478	9,330
Dividends received	6,299	3,111	8,837
Other income (expense), related party transactions	765	929	1,012
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	227,074	167,312
Advances to suppliers	6,647	8,017
Amounts payable, related party transactions	(30,407)	(44,784)
Other related parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	15,972	77,375	141,230
Revenue from rendering of services, related party transactions	1,009	1,060	1,286
Purchases of goods, related party transactions	83,738	71,324	50,928
Services received, related party transactions	75,483	155,289	90,536
Purchases of goods and services received, related party transactions	201	8,859	0
Finance expense lease contracts with related parties	(1,484)	(945)	0
Other income (expense), related party transactions	1,042	986	$ 492
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	3,674	5,027
Advances to suppliers	7,732	15,936
Amounts payable, related party transactions	(29,095)	(41,849)
Lease liabilities with other related parties	$ (3,550)	$ (7,310)